Post-employment benefits	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Post-employment benefits
Note 18	Post-employment benefits

We sponsor pension and other post-employment benefit plans for eligible employees in a number of jurisdictions including Canada, the U.S., the U.K., and the Caribbean. Our pension plans include registered funded defined benefit pension plans, supplemental arrangements that provide pension benefits in excess of statutory limits, and defined contribution plans. We also provide certain health-care, life insurance, and other benefits to eligible employees and retired members. Plan assets and defined benefit obligations related to our defined benefit plans are measured for accounting purposes as at October 31 each year.

Plan characteristics, funding and risks

Pension plans

Pension plans include CIBC’s Canadian, U.S., U.K., and Caribbean pension plans. CIBC’s Canadian pension plans represent approximately 90% of our consolidated defined benefit obligation. All of our Canadian pension plans are defined benefit plans, the most significant of which is our principal Canadian pension plan (the CIBC Pension Plan), which encompasses approximately 63,000 active, deferred, and retired members.

The CIBC Pension Plan provides members with monthly pension income at retirement based on a prescribed plan formula which is based on a combination of maximum yearly pensionable earnings, average earnings at retirement and length of service recognized in the plan. There is a two-year waiting period for members to join the CIBC Pension Plan.

The CIBC Pension Plan is funded through a separate trust. Actuarial funding valuations are prepared by the Plan’s external actuary at least once every three years or more frequently as required by Canadian pension legislation to determine CIBC’s minimum funding requirements as well as maximum permitted contributions. Any deficits determined in the funding valuations must generally be funded over a period not exceeding fifteen years. CIBC’s pension funding policy is to make at least the minimum annual required contributions required by regulations; any contributions in excess of the minimum requirements are discretionary.

The CIBC Pension Plan is registered with OSFI and the Canada Revenue Agency and is subject to the acts and regulations that govern federally regulated pension plans.

Other post-employment plans

Other post-employment plans include CIBC’s Canadian, U.S. and Caribbean post-retirement health-care benefit plans (referred to for disclosure purposes as other post-employment plans). CIBC’s Canadian other post-employment plan (the Canadian post-employment plan) represents more than 90% of our consolidated other post-employment defined benefit obligation.

The Canadian post-employment plan provides medical, dental and life insurance benefits to retirees that meet specified eligibility requirements, including specified age and service period eligibility requirements. CIBC reimburses 100% of the cost of benefits for eligible employees that retired prior to January 1, 2009, whereas the contribution level for medical and dental benefits for eligible employees that retire subsequent to this date has been fixed at a specified level. The plan is funded on a pay as-you-go basis.

Benefit changes

There were no material changes to the terms of our defined benefit pension or other post-employment plans in 2018 or 2017.

Risks

CIBC’s defined benefit plans expose the group to actuarial risks (such as longevity risk), currency risk, interest rate risk, market (investment) risk and health-care cost inflation risks.

The CIBC pension plan operates a currency overlay strategy, which may use forwards or similar instruments, to manage and mitigate its currency risk.

Interest rate risk is managed as part of the CIBC pension plan’s liability driven investment strategy through a combination of physical bonds, overlays funded in the repo market, and/or derivatives.

Market (investment) risk is mitigated through a multi-asset portfolio construction process that diversifies across a variety of market risk drivers.

The use of derivatives within the CIBC pension plan is governed by its derivatives policy that was approved by the Pension Benefits Management Committee (PBMC) and permits the use of derivatives to manage risk at the discretion of the Pension Investment Committee (PIC). Risk reduction and mitigation strategies, in addition to interest rate risk, may include hedging of currency, credit spread and/or equity risks. The derivatives policy also permits the use of derivatives to enhance plan returns.

Plan governance

All of CIBC’s pension arrangements are governed by local pension committees, senior management or a board of trustees; however, all significant plan changes require approval from the Management Resources and Compensation Committee (MRCC). For the Canadian pension plans, the MRCC is also responsible for the establishment of the investment policies (such as asset mix, permitted investments, and use of derivatives), reviewing performance including funded status, and approving material plan design or governance changes.

While specific investment policies are determined at a plan level to reflect the unique characteristics of each plan, common investment policies for all plans include the optimization of the risk-return relationship using a portfolio of multiple asset classes diversified by market segment, economic sector, and issuer. The objectives are to secure the benefits promised by our funded plans, to maximize long-term investment returns while not compromising the benefit security of the respective plans, manage the level of funding contributions in conjunction with the stability of the funded status, and implement all policies in a cost effective manner. Investments in quoted debt and equity (held either directly or indirectly through investment funds) represent the most significant asset allocations.

The use of derivatives is limited to the purposes and instruments described in the derivatives policy of the CIBC Pension Plan. These include the synthetic return of debt or equity instruments, currency hedging, risk reduction and enhancement of returns.

Investments in specific asset classes are further diversified across funds, managers, strategies, sectors and geographies, depending on the specific characteristics of each asset class.

The exposure to any one of these asset classes will be determined by our assessment of the needs of the plan assets and economic and financial market conditions. Factors evaluated before adopting the asset mix include demographics, cash-flow payout requirements, liquidity requirements, actuarial assumptions, expected benefit increases, and corporate cash flows.

Management of the assets of the various Canadian plans has been delegated primarily to the PIC, which is a committee that is composed of CIBC management. The PIC is responsible for the appointment and termination of individual investment managers (which includes CIBC Asset Management Inc., a wholly owned subsidiary of CIBC), who each have investment discretion within established target asset mix ranges as set by the MRCC. Should a fund’s actual asset mix fall outside specified ranges, the assets are re-balanced as required to be within the target asset mix ranges. On a periodic basis, an Asset-Liability Matching study is performed in which the consequences of the strategic investment policies are analyzed.

Management of the actuarial valuations of the various Canadian plans is primarily the responsibility of the Pension Finance & Administration Committee (PFAC). The PFAC is responsible for approving the actuarial assumptions for the valuations of the plans, and for recommending the level of annual funding for the Canadian plans to CIBC senior management.

Local committees with similar mandates manage our non-Canadian plans and annually report back to the MRCC on all material governance activities.

Amounts recognized on the consolidated balance sheet

The following tables present the financial position of our defined benefit pension and other post-employment plans for Canada, the U.S., the U.K., and our Caribbean subsidiaries. Other minor plans operated by some of our subsidiaries are not material and are not included in these disclosures.

	Pension plans		Other post-employment plans
$ millions, as at or for the year ended October 31	2018	2017	2018	2017
Defined benefit obligation
Balance at beginning of year	$7,613	$7,418	$696	$725
Current service cost	223	214	13	14
Past service cost	–	(5)	–	–
Interest cost on defined benefit obligation	281	272	25	25
Employee contributions	5	6	–	–
Benefits paid	(334)	(350)	(29)	(30)
Special termination benefits	–	2	–	–
Foreign exchange rate changes	9	(15)	1	(2)
Net actuarial (gains) losses on defined benefit obligation	(427)	71	(117)	(36)
Balance at end of year	$7,370	$7,613	$589	$696
Plan assets
Fair value at beginning of year	$7,758	$7,458	$–	$–
Interest income on plan assets (1)	294	279	–	–
Net actuarial gains (losses) on plan assets (1)	(234)	221	–	–
Employer contributions	199	167	29	30
Employee contributions	5	6	–	–
Benefits paid	(334)	(350)	(29)	(30)
Plan administration costs	(6)	(6)	–	–
Net transfer out	(1)	(1)	–	–
Foreign exchange rate changes	10	(16)	–	–
Fair value at end of year	$7,691	$7,758	$–	$–
Net defined benefit asset (liability)	321	145	(589)	(696)
Valuation allowance (2)	(10)	(11)	–	–
Net defined benefit asset (liability), net of valuation allowance	$311	$134	$(589)	$(696)

(1)	The actual return on plan assets for the year was $60 million (2017: $500 million).
(2)	The valuation allowance reflects the effect of asset ceiling on plans with a net defined benefit asset.

The net defined benefit asset (liability), net of valuation allowance, included in other assets and other liabilities is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2018	2017	2018	2017
Other assets (1)	$361	$199	$–	$–
Other liabilities (1)	(50)	(65)	(589)	(696)
	$311	$134	$(589)	$(696)

(1)	Excludes $1 million of other assets (2017: $1 million) and $6 million (2017: $5 million) of other liabilities for other post-employment plans of immaterial subsidiaries.

The defined benefit obligation and plan assets by region are as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2018	2017	2018	2017
Defined benefit obligation
Canada	$6,684	$6,932	$541	$646
U.S., U.K., and the Caribbean	686	681	48	50
Defined benefit obligation at the end of year	$7,370	$7,613	$589	$696
Plan assets
Canada	$6,908	$6,971	$–	$–
U.S., U.K., and the Caribbean	783	787	–	–
Plan assets at the end of year	$7,691	$7,758	$–	$–

Amounts recognized in the consolidated statement of income

The net defined benefit expense for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2018	2017	2016	2018	2017	2016
Current service cost (1)	$223	$214	$185	$13	$14	$11
Past service cost	–	(5)	(8)	–	–	2
Interest cost on defined benefit obligation	281	272	292	25	25	28
Interest income on plan assets	(294)	(279)	(319)	–	–	–
Interest cost on effect of asset ceiling	–	1	1	–	–	–
Plan administration costs	6	6	6	–	–	–
Gain on settlements	–	–	–	–	–	–
Special termination benefits	–	2	3	–	–	–
Net defined benefit plan expense recognized in net income	$216	$211	$160	$38	$39	$41

(1)

The 2018, 2017 and 2016 current service costs were calculated using separate discount rates of 3.72%, 3.72%, and 4.57%, respectively, to reflect the longer duration of future benefits payments associated with the additional year of service to be earned by the plan’s active participants. Previously, the current service cost was calculated using the same discount rate used to measure the defined benefit obligation for both active and retired participants. The impact of the change was not significant.

Amounts recognized in the consolidated statement of comprehensive income

The net remeasurement gains (losses) recognized in OCI for our defined benefit plans in Canada, the U.S., the U.K., and the Caribbean is as follows:

	Pension plans			Other post-employment plans
$ millions, for the year ended October 31	2018	2017	2016	2018	2017	2016
Actuarial gains (losses) on defined benefit obligation arising from:
Demographic assumptions	$4	$1	$2	$46	$26	$–
Financial assumptions	488	19	(730)	67	5	(70)
Experience assumptions	(65)	(91)	(6)	4	5	10
Net actuarial gains on plan assets	(234)	221	237	–	–	–
Changes in asset ceiling excluding interest income	1	8	1	–	–	–
Net remeasurement gains (losses) recognized in OCI (1)	$194	$158	$(496)	$117	$36	$(60)

(1)

Excludes net remeasurement gains recognized in OCI in respect of immaterial subsidiaries not included in the disclosures totalling $2 million (2017: $1 million of net losses; 2016: $17 million of net gains).

Canadian defined benefit plans

As the Canadian defined benefit pension and other post-employment benefit plans represent approximately 90% of our consolidated defined benefit obligation, they are the subject and focus of the disclosures in the balance of this note.

Disaggregation and maturity profile of defined benefit obligation

The breakdown of the defined benefit obligation for our Canadian plans between active, deferred and retired members is as follows:

	Pension plans		Other post-employment plans
$ millions, as at October 31	2018	2017	2018	2017
Active members	$3,482	$3,755	$142	$188
Deferred members	484	490	–	–
Retired members	2,718	2,687	399	458
Total	$6,684	$6,932	$541	$646

The weighted-average duration of the defined benefit obligation for our Canadian plans is as follows:

	Pension plans		Other post-employment plans
As at October 31	2018	2017	2018	2017
Weighted-average duration, in years	15.5	15.6	12.6	13.8

Plan assets

The major categories of our defined benefit pension plan assets for our Canadian plans are as follows:

$ millions, as at October 31	2018		2017
Asset category (1)
Canadian equity securities (2)	$636	9%	$750	11%

Debt securities (3)
Government bonds (4)	2,636	38	2,249	32
Corporate bonds	1,027	15	865	12
Inflation adjusted bonds	69	1	346	5
	3,732	54	3,460	49
Investment funds (5)
Canadian equity funds	23	–	27	1
U.S. equity funds	342	5	293	4
International equity funds (6)	25	–	26	1
Global equity funds (6)	1,077	16	1,033	15
Emerging markets equity funds	247	4	257	4
Fixed income funds	93	1	146	2
	1,807	26	1,782	27
Other (2)
Hedge funds	10	–	435	6
Infrastructure and private equity	507	7	356	5
Cash and cash equivalents and other	216	4	188	2
	733	11	979	13
	$6,908	100%	$6,971	100%

(1)

Asset categories are based upon risk classification including synthetic exposure through derivatives. The fair value of derivatives as at October 31, 2018 was a net derivative liability of $7 million (2017: net derivative liability of $63 million).

(2)

Pension benefit plan assets include CIBC issued securities and deposits of $13 million (2017: $18 million), representing 0.2% of Canadian plan assets (2017: 0.3%). All of the equity securities held as at October 31, 2018 and 2017 have daily quoted prices in active markets except hedge funds, infrastructure, and private equity.

(3)	All debt securities held as at October 31, 2018 and 2017 are investment grade, of which $38 million (2017: $134 million) have daily quoted prices in active markets.
(4)	Includes repurchase agreement amounts of $100 million for the currency overlay hedging program.
(5)

$24 million (2017: $26 million) of the investment funds and other assets held as at October 31, 2018 have daily quoted prices in active markets (excludes securities held indirectly that have daily quoted prices in active markets).

(6)	Global equity funds include North American and international investments, whereas International equity funds do not include North American investments.

Principal actuarial assumptions

The weighted-average principal assumptions used to determine the defined benefit obligation for our Canadian plans are as follows:

	Pension plans		Other post-employment plans
As at October 31	2018	2017	2018	2017
Discount rate	4.1%	3.6%	4.0%	3.6%
Rate of compensation increase (1)	2.3%	2.3%	2.3%	2.3%

(1)

Rates of compensation increase for 2018 and 2017 have been updated to reflect the use of a salary growth rate assumption table that is based on the age and tenure of the employees. The table yields a weighted-average salary growth rate of approximately 2.3% per annum.

Assumptions regarding future mortality have been based on published statistics and mortality tables. The current longevities underlying the values of the defined benefit obligation of our Canadian plans are as follows (in years):

As at October 31	2018	2017
Longevity at age 65 for current retired members
Males	23.3	23.2
Females	24.7	24.7
Longevity at age 65 for current members aged 45
Males	24.2	24.2
Females	25.7	25.7

The assumed health-care cost trend rates of the Canadian other post-employment plan providing medical, dental, and life insurance benefits are as follows:

For the year ended October 31	2018	2017
Health-care cost trend rates assumed for next year	5.3%	5.7%
Rate to which the cost trend rate is assumed to decline	4.0%	4.5%
Year that the rate reaches the ultimate trend rate	2040	2029

Sensitivity analysis

Reasonably possible changes to one of the principal actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation of our Canadian plans as follows:

Estimated increase (decrease) in defined benefit obligation	Pension plans	Other post-employment plans
$ millions, as at October 31	2018	2018
Discount rate (100 basis point change)
Decrease in assumption	$1,061	$81
Increase in assumption	(874)	(65)
Rate of compensation increase (100 basis point change)
Decrease in assumption	(201)	(1)
Increase in assumption	227	1
Health-care cost trend rates (100 basis point change)
Decrease in assumption	n/a	(22)
Increase in assumption	n/a	26
Future mortality
1 year shorter life expectancy	(156)	(10)
1 year longer life expectancy	152	11

n/a	Not applicable.

The sensitivity analyses presented above are indicative only, and should be considered with caution as they have been calculated in isolation without changing any other assumptions. In practice, changes in one assumption may result in changes in another, which may magnify or counteract the disclosed sensitivities.

Future cash flows

Cash contributions

The most recently completed actuarial valuation of the CIBC Pension Plan for funding purposes was as at October 31, 2017. The next actuarial valuation of this plan for funding purposes will be effective as of October 31, 2018.

The minimum contributions for 2019 are anticipated to be $194 million for the Canadian defined benefit pension plans and $27 million for the Canadian other post-employment benefit plans. These estimates are subject to change since contributions are affected by various factors, such as market performance, regulatory requirements, and management’s ability to change funding policy.

Expected future benefit payments

The expected future benefit payments for our Canadian plans for the next 10 years are as follows:

$ millions, for the year ended October 31	2019	2020	2021	2022	2023	2024–2028	Total
Defined benefit pension plans	$310	$317	$325	$334	$343	$1,854	$3,483
Other post-employment plans	27	28	29	30	31	169	314
	$337	$345	$354	$364	$374	$2,023	$3,797

Defined contributions and other plans

We also maintain defined contribution plans for certain employees and make contributions to government pension plans. The expense recognized in the consolidated statement of income for these benefit plans is as follows:

$ millions, for the year ended October 31	2018	2017	2016
Defined contribution pension plans	$27	$21	$20
Government pension plans (1)	124	107	96
	$151	$128	$116

(1)	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.